Document and Entity Information	May 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2022
Entity Registrant Name	LITTELFUSE, INC /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20388
Entity Tax Identification Number	36-3795742
Entity Address, Address Line One	8755 W. Higgins Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	773
Local Phone Number	628-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000889331
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LFUS
Security Exchange Name	NASDAQ